UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY	12207-1002
(Address of principal executive offices)	(Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
June 30, 2017

Table of Contents

PARADIGM FUNDS

Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	21
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25

NOTES TO FINANCIAL STATEMENTS	27

DISCLOSURE OF EXPENSES	33

ADDITIONAL INFORMATION	35

2017 Semi-Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

As the US economy continues to chug along in what is now the ninth year of its recovery, the overall macro environment remained stable in the first half of 2017. Employment data continue to improve, albeit slowly, with the most recent report demonstrating strong absolute jobs growth. While the unemployment rate ticked up nominally, to 4.4% from 4.3% over the first half of 2017, this in part reflects a greater participation rate.

Housing continues its “lower for longer” trajectory, and we believe that the industry is still in relatively early innings. The industry is not yet close to the historical level of two million housing starts per year, suggesting sustainable demand for the foreseeable future. While a year ago, we and the markets were grappling with the surprise and potential fallout from the Brexit vote, today Europe appears to be stabilizing, which we hear echoed from our conversations with corporate managements.

Some areas of caution in our view include the auto industry, given recent sequential weakness in auto sales. There are several potential ripple effects from this softness, including employment impact as the auto industry is one of the major drivers of US manufacturing jobs. Moreover, as auto makers have strived to prolong elevated sales levels, loan and financing packages have become increasingly aggressive, meaning that these expanded financial obligations could curtail consumer spending in other areas. Separately, the prolonged weakness in energy prices, while a boon for the consumer, also has a potentially detrimental impact on the employment landscape.

Amidst the many gives and takes of the US economy, we continue to scour our universe for areas of opportunity. While it is not an easy space to invest in amidst the current Amazon retail domination frenzy, we believe that the Consumer Discretionary sector—Specialty Retail in particular—has been oversold in some cases. Many names in the group appear to be bottoming out, and so we believe there should be some upside potential among those companies with good management teams, strong balance sheets, solid free cash flow and true differentiation in their strategy. We do not accept the premise that the bricks-and-mortar retail landscape is going away entirely and so it will remain an area of focus for us.

We believe that while overall volatility remains at low levels, the short-term swings in share prices of small-cap stocks remain extreme. For those names that are less liquid, or less well known or covered by the sellside, there can be massive pricing dislocations within short time periods. We continue to see such opportunities in names we know well, which allows us to bring incremental value to the portfolio beyond our fundamental “buy and hold” long-term investment approach. Our cumulative knowledge of our universe helps us navigate through a variety of market environments, and we are optimistic that this consistent discipline should benefit us over the balance of 2017 and beyond.

2017 Semi-Annual Report 2

Paradigm Value Fund

The Paradigm Value Fund appreciated 4.84% in the first half of 2017, compared to a 0.54% gain for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 12.89%, compared to 10.51% for the benchmark.

The Information Technology and Health Care sectors contributed most to the portfolio’s outperformance in the first half, with stock selection strongly positive in both sectors. Portfolio Information Technology holdings appreciated 19.47%, well ahead of the benchmark sector’s 7.20% gain. Similarly, the portfolio’s Health Care holdings gained 25.02%, compared to 14.70% for the benchmark sector. Our overweight sector allocation further supported relative performance.

Consumer Discretionary holdings, particularly Specialty Retailers, proved most challenging in the first half but we continue to maintain that many retailers have been oversold.

Paradigm Select Fund

The Paradigm Select Fund appreciated 5.91% in the first half of 2017, compared to a gain of 5.97% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 8.86% compared to 8.56% for the benchmark.

The Health Care sector was the top relative performer in the first half of 2017 due to a combination of stock selection and the portfolio’s traditional overweight allocation to the top performing sector.

Consumer Discretionary holdings, particularly Specialty Retailers, proved most challenging in the first half but we continue to maintain that many retailers have been oversold.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund appreciated 0.78% in the first half of 2017, compared to the benchmark Russell 2000’s 4.99% return. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 6.45%, compared to 7.85% for the benchmark.

The Financials sector was the top performer in the first half of 2017. Portfolio holdings in that sector appreciated 13.94%, compared to a gain of 0.55% for the benchmark sector.

The Consumer Discretionary sector was most challenging on a relative basis due to retail holdings.

2017 Semi-Annual Report 3

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund gained 15.16% in the first half of 2017, more than triple the benchmark Russell Microcap Index’s 4.23% gain. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 8.86%, compared to 7.17% for the benchmark.

Strong stock selection made the Health Care sector the top performer in the first half of 2017. The portfolio sector’s 48.69% gain far outpaced the benchmark sector’s 13.59% return, driven by holdings in the Health Care Equipment and Technology sectors.

The Information Technology sector also contributed to outperformance due to a combination of stock selection and sector allocation.

The Consumer Discretionary sector was most challenging on a relative basis due to retail holdings.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-239-0732 or visit our website at www.paradigm-funds.com.

2017 Semi-Annual Report 4

Paradigm Funds (Unaudited)

                                            PARADIGM VALUE FUND
                                    Sector Allocation as of June 30, 2017
                              (As a Percentage of Equity Securities Held)

                                            PARADIGM SELECT FUND
                                    Sector Allocation as of June 30, 2017
                               (As a Percentage of Equity Securities Held)

2017 Semi-Annual Report 5

Paradigm Funds (Unaudited)

                                                 PARADIGM OPPORTUNITY FUND
                                             Sector Allocation as of June 30, 2017
                                        (As a Percentage of Equity Securities Held)

                                                    PARADIGM MICRO-CAP FUND
                                              Sector Allocation as of June 30, 2017
                                         (As a Percentage of Equity Securities Held)

2017 Semi-Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2017.

June 30, 2017 NAV $50.43

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	26.68%	5.71%	10.22%	5.74%
Russell 2000® Value Index(B)	24.86%	7.02%	13.39%	5.92%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio is 1.50% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Semi-Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2017.

June 30, 2017 NAV $35.47

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	23.90%	6.97%	12.13%	6.83%
Russell 2500® Index(B)	19.84%	6.93%	14.04%	7.42%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.53%, and 1.18% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2018. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Semi-Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2017.

June 30, 2017 NAV $35.96

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Opportunity Fund	17.02%	2.97%	9.40%	4.79%
Russell 2000® Index(B)	24.60%	7.36%	13.70%	6.92%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends, capital gain distributions and return of capital. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio (before any fee waiver) is 1.51%, and 1.26% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through April 30, 2018. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Semi-Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2017.

June 30, 2017 NAV $34.42

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Micro-Cap Fund	47.48%	13.16%	15.22%	8.86%
Russell Microcap® Index(B)	27.61%	6.69%	13.73%	7.17%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008. Effective December 27, 2011, the name of the Paradigm Intrinsic Value Fund was changed to the Paradigm Micro-Cap Fund.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies. Therefore, the primary comparative index was changed from the S&P 500® Index to the Russell Microcap® Index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s total annual operating expense ratio is 1.26% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2017 Semi-Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
80,000	Air Transport Services Group, Inc. *	$1,742,400	2.91%
Cable & Other Pay Television Services
33,700	TiVo Solutions Inc.	628,505	1.05%
Computer Communications Equipment
98,200	A10 Networks, Inc. *	828,808
40,000	Black Box Corporation *	342,000
120,000	Extreme Networks, Inc. *	1,106,400
		2,277,208	3.80%
Computer Peripheral Equipment, NEC
50,000	RadiSys Corporation *	188,000	0.31%
Construction - Special Trade Contractors
76,800	Matrix Service Co. *	718,080	1.20%
Deep Sea Foreign Transportation of Freight
127,100	Ardmore Shipping Corporation * (Ireland)	1,035,865	1.73%
Electrical Work
24,800	EMCOR Group Inc.	1,621,424	2.71%
Electronic Computers
10,000	Omnicell, Inc. *	431,000	0.72%
Heavy Construction Other Than Building Construction - Contractors
25,000	Granite Construction Incorporated	1,206,000	2.01%
Industrial Organic Chemicals
19,500	Sensient Technologies Corp.	1,570,335	2.62%
Laboratory Analytical Instruments
25,100	PerkinElmer Inc.	1,710,314	2.86%
Millwood, Veneer, Plywood, & Structural Wood Members
15,000	Ply Gem Holdings, Inc. *	269,250	0.45%
Motor Vehicle Parts & Accessories
40,000	Meritor, Inc. *	664,400
61,100	Tower International, Inc.	1,371,695
		2,036,095	3.40%
National Commercial Banks
38,700	First Merchants Corporation	1,553,418
21,436	National Bank Holdings Corporation - Class A	709,746
		2,263,164	3.78%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	819,000	1.37%
Paper Mills
20,000	KapStone Paper and Packaging Corporation	412,600	0.69%
Printed Circuit Boards
10,000	Jabil Circuit, Inc.	291,900	0.49%
Radio & TV Broadcasting & Communications Equipment
20,000	ARRIS International plc *	560,400
240,000	Mitel Networks Corporation * (Canada)	1,764,000
		2,324,400	3.89%
Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc.	636,600
85,400	Express Inc. *	576,450
33,400	Tailored Brands, Inc.	372,744
		1,585,794	2.65%
Retail - Catalog & Mail-Order Houses
30,000	PCM, Inc. *	562,500	0.94%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Family Clothing Stores
80,400	American Eagle Outfitters, Inc.	$968,820	1.62%
Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	380,000	0.63%
Retail - Retail Stores, NEC
15,300	IAC/InterActiveCorp. *	1,579,572
50,000	Kirkland's, Inc. *	514,000
		2,093,572	3.50%
Retail - Shoe Stores
23,600	Foot Locker, Inc.	1,163,008	1.94%
Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,536,639	2.57%
Semiconductors & Related Devices
3,488	Cavium, Inc. *	216,709
50,000	EMCORE Corporation *	532,500
22,000	Finisar Corporation *	571,560
5,000	Ichor Holdings, Ltd. *	100,800
53,000	Kulicke & Soffa Industries Inc. * (Singapore)	1,008,060
48,400	Lattice Semiconductor Corporation *	322,344
31,900	Microsemi Corporation *	1,492,920
60,000	Oclaro, Inc. *	560,400
21,600	Qorvo, Inc. *	1,367,712
		6,173,005	10.32%
Services - Business Services, NEC
33,500	Rightside Group, Ltd. *	355,770
32,956	Tabula Rasa HealthCare, Inc. *	495,988
		851,758	1.42%
Services - Computer Integrated Systems Design
54,100	Convergys Corp.	1,286,498
30,000	Quality Systems, Inc. *	516,300
		1,802,798	3.01%
Services - Help Supply Services
66,100	Kforce Inc.	1,295,560	2.16%
Services - Hospitals
22,400	Magellan Health Services Inc. *	1,632,960
22,150	MEDNAX, Inc. *	1,337,196
		2,970,156	4.97%
Services - Management Services
160,700	R1 RCM Inc. *	602,625	1.01%
Services - Motion Picture Theaters
65,300	Regal Entertainment Group Class A	1,336,038	2.23%
Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	217,700	0.36%
Special Industry Machinery, NEC
60,300	Brooks Automation, Inc.	1,307,907	2.19%
State Commercial Banks
30,000	Banner Corporation	1,695,300
31,000	Renasant Corporation	1,355,940
		3,051,240	5.11%
Telegraph & Other Message Communications
18,500	j2 Global, Inc.	1,574,165	2.63%
Telephone & Telegraph Apparatus
50,000	ShoreTel, Inc. *	290,000	0.48%
Transportation Services
19,500	GATX Corp.	1,253,265	2.09%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 12

Paradigm Value Fund
		Schedule of Investments
		June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Wholesale - Lumber & Other Construction Materials
60,000	Huttig Building Products, Inc. *	$420,600	0.70%
Total for Common Stocks (Cost $32,898,449)		$52,982,690	88.52%

REAL ESTATE INVESTMENT TRUSTS
58,000	Blackstone Mortgage Trust, Inc. - Class A	$1,832,800
37,309	Gramercy Property Trust Inc.	1,108,450
14,650	Mid-America Apartment Communities Inc.	1,543,817
Total for Real Estate Investment Trusts (Cost $2,743,367)		4,485,067	7.49%

MONEY MARKET FUNDS
2,428,796	SEI Daily Income Trust Government Fund CL F 0.76% **	2,428,796	4.06%
	(Cost $2,428,796)
Total Investment Securities		59,896,553	100.07%
	(Cost $38,070,612) ***
Liabilities in Excess of Other Assets		(41,317)	-0.07%
Net Assets		$59,855,236	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2017.
*** At June 30, 2017, tax basis cost of the Fund’s investments was $38,070,612 and the unrealized appreciation and depreciation were $23,863,198 and ($2,037,257), respectively, with a net unrealized appreciation of $21,825,941.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 13

Paradigm Select Fund
			Schedule of Investments
			June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
7,800	Triumph Group, Inc.	$246,480	1.07%
Cable & Other Pay Television Services
33,600	TiVo Solutions Inc.	626,640	2.71%
Chemical & Allied Products
575	Innospec Inc.	37,691
1,625	Olin Corp.	49,205
		86,896	0.38%
Construction - Special Trade Contractors
26,100	Matrix Service Co. *	244,035	1.06%
Electrical Work
5,700	EMCOR Group Inc.	372,666	1.61%
Electromedical & Electrotherapeutic Apparatus
11,400	Masimo Corporation *	1,039,452	4.50%
Electronic Computers
5,300	Omnicell, Inc. *	228,430	0.99%
Fire, Marine & Casualty Insurance
300	Alleghany Corporation *	178,440
2,850	American Financial Group Inc.	283,205
4,350	Aspen Insurance Holdings Limited (Bermuda)	216,847
		678,492	2.94%
Footwear (No Rubber)
10,700	Caleres, Inc.	297,246	1.29%
Industrial Organic Chemicals
4,100	Sensient Technologies Corporation	330,173
3,850	Westlake Chemical Corp.	254,909
		585,082	2.53%
Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	560,810	2.43%
Laboratory Analytical Instruments
9,600	PerkinElmer Inc.	654,144	2.83%
Miscellaneous Manufacturing Industries
6,200	Hillenbrand, Inc.	223,820	0.97%
Motor Vehicle Parts & Accessories
9,100	Meritor, Inc. *	151,151
1,500	Visteon Corporation	153,090
		304,241	1.32%
Paper Mills
10,700	KapStone Paper and Packaging Corporation	220,741	0.96%
Pharmaceutical Preperations
2,000	Mallinckrodt public limited company * (United Kingdom)	89,620	0.39%
Plastics Products
10,000	Entegris, Inc. *	219,500	0.95%
Printed Circuit Boards
17,200	Jabil Circuit, Inc.	502,068
16,000	TTM Technologies, Inc. *	277,760
		779,828	3.38%
Radio & TV Broadcasting & Communications Equipment
8,900	ARRIS International plc *	249,378
48,000	Mitel Networks Corporation * (Canada)	352,800
		602,178	2.61%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Apparel & Accessory Stores
17,300	Express Inc. *	$116,775
8,950	Tailored Brands, Inc.	99,882
		216,657	0.94%
Retail - Catalog & Mail-Order Houses
5,300	Insight Enterprises, Inc. *	211,947	0.92%
Retail - Family Clothing Stores
22,800	American Eagle Outfitters, Inc.	274,740	1.19%
Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	734,160	3.18%
Retail - Radio, TV & Consumer Electronics Stores
12,100	Best Buy Co., Inc.	693,693	3.00%
Retail - Retail Stores, NEC
7,600	IAC/InterActiveCorp. *	784,624	3.40%
Retail - Shoe Stores
9,100	Foot Locker, Inc.	448,448	1.94%
Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	110,838	0.48%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,100	Garmin Ltd. (Switzerland)	311,283	1.35%
Semiconductors & Related Devices
14,200	Finisar Corporation *	368,916
10,000	Ichor Holdings, Ltd. *	201,600
14,400	Kulicke & Soffa Industries Inc. * (Singapore)	273,888
17,825	Marvell Technology Group Ltd. (Bermuda)	294,469
16,200	Microsemi Corporation *	758,160
28,400	Oclaro, Inc. *	265,256
10,500	Qorvo, Inc. *	664,860
5,500	Skyworks Solutions, Inc.	527,725
		3,354,874	14.52%
Services - Computer Integrated Systems Design
19,500	Allscripts Healthcare Solutions, Inc. *	248,820
19,800	Convergys Corp.	470,844
		719,664	3.11%
Services - Help Supply Services
12,525	Kelly Services, Inc. - Class A	281,186
9,750	Kforce Inc.	191,100
		472,286	2.04%
Services - Hospitals
8,800	Magellan Health Services Inc. *	641,520
8,800	MEDNAX, Inc. *	531,256
		1,172,776	5.07%
Services - Motion Picture Theaters
17,000	Regal Entertainment Group Class A	347,820	1.51%
Steel Pipe & Tubes
10,550	Allegheny Technologies Incorporated *	179,456	0.78%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
2,500	Carpenter Technology Corporation	93,575	0.40%
Surgical & Medical Instruments & Apparatus
24,800	Globus Medical, Inc. - Class A *	822,120
2,800	NuVasive, Inc. *	215,376
		1,037,496	4.48%
Telegraph & Other Message Communications
7,000	j2 Global, Inc.	595,630	2.57%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 15

Paradigm Select Fund
		Schedule of Investments
		June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Telephone & Telegraph Apparatus
8,900	Fabrinet * (Thailand)	$379,674	1.63%
Title Insurance
5,900	Fidelity National Financial, Inc.	264,497
6,700	Fidelity National Financial Ventures *	105,860
		370,357	1.59%
Wholesale - Computers & Peripheral Equipment & Software
1,900	SYNNEX Corporation	227,924	0.99%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
3,600	EnerSys	260,820	1.13%
Wholesale - Lumber & Other Construction Materials
8,400	Boise Cascade Company *	255,360	1.11%
Total for Common Stocks (Cost $17,828,014)		$21,314,403	92.25%

REAL ESTATE INVESTMENT TRUSTS
5,200	Mid-America Apartment Communities Inc.	547,976	2.37%
Total for Real Estate Investment Trusts (Cost $433,746)

MONEY MARKET FUNDS
1,407,354	SEI Daily Income Trust Government Fund CL F 0.76% **	1,407,354	6.09%
	(Cost $1,407,354)
Total Investment Securities		23,269,733	100.71%
	(Cost $19,669,114) ***
Liabilities in Excess of Other Assets		(163,961)	-0.71%
Net Assets		$23,105,772	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2017.
*** At June 30, 2017, tax basis cost of the Fund’s investments was $19,669,114 and the unrealized appreciation and depreciation were $4,594,922 and ($994,303), respectively, with a net unrealized appreciation of $3,600,619.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 16

Paradigm Opportunity Fund
			Schedule of Investments
			June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Cable & Other Pay Television Services
14,600	TiVo Solutions Inc.	$272,290	3.72%
Computer Communications Equipment
23,200	A10 Networks, Inc. *	195,808	2.67%
Construction - Special Trade Contractors
11,300	Matrix Service Co. *	105,655	1.44%
Crude Petroleum & Natural Gas
44,900	PetroQuest Energy, Inc. *	88,902	1.21%
Electrical Work
3,025	EMCOR Group Inc.	197,775	2.70%
Industrial Organic Chemicals
2,550	Sensient Technologies Corporation	205,351	2.80%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	212,462	2.90%
Laboratory Analytical Instruments
2,850	PerkinElmer Inc.	194,199	2.65%
Miscellaneous Manufacturing Industries
5,500	Hillenbrand, Inc.	198,550	2.71%
Retail - Apparel & Accessory Stores
11,875	Express Inc. *	80,156
4,900	Tailored Brands, Inc.	54,684
		134,840	1.84%
Retail - Department Stores
2,500	Dillard's, Inc. - Class A	144,225	1.97%
Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	160,265	2.19%
Retail - Lumber & Other Building Materials Dealers
14,500	BMC Stock Holdings, Inc. *	316,825	4.33%
Retail - Miscellaneous Shopping Goods Stores
8,200	Barnes & Noble, Inc.	62,320	0.85%
Retail - Retail Stores, NEC
3,350	IAC/InterActiveCorp. *	345,854	4.72%
Retail - Shoe Stores
2,200	DSW Inc. - Class A	38,940
4,600	Foot Locker, Inc.	226,688
		265,628	3.63%
Semiconductors & Related Devices
8,600	Kulicke & Soffa Industries Inc. * (Singapore)	163,572
6,300	Microsemi Corporation *	294,840
4,700	Qorvo, Inc. *	297,604
3,400	Skyworks Solutions, Inc.	326,230
		1,082,246	14.77%
Services - Business Services, NEC
13,400	Tabula Rasa HealthCare, Inc. *	201,670	2.75%
Services - Computer Integrated Systems Design
9,800	Convergys Corp.	233,044	3.18%
Services - Help Supply Services
7,600	Kelly Services, Inc. - Class A	170,620	2.33%
Services - Home Health Care Services
2,400	Addus Homecare Corporation *	89,280	1.22%
Services - Hospitals
3,650	Magellan Health Services Inc. *	266,085
2,600	MEDNAX, Inc. *	156,962
		423,047	5.78%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 17

Paradigm Opportunity Fund
		Schedule of Investments
		June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	$234,779	3.21%
Services - Prepackaged Software
6,700	Progress Software Corporation	206,963	2.83%
Special Industry Machinery (No Metalworking Machinery)
2,500	Kadant Inc.	188,000	2.57%
Special Industry Machinery, NEC
13,200	Brooks Automation, Inc.	286,308	3.91%
Surgical & Medical Instruments & Apparatus
10,925	AtriCure, Inc. *	264,931	3.62%
Telegraph & Other Message Communications
3,775	j2 Global, Inc.	321,215	4.39%
Total for Common Stocks (Cost $4,263,077)		$6,803,052	92.89%

REAL ESTATE INVESTMENT TRUSTS
2,825	Mid-America Apartment Communities Inc.	297,699
Total for Real Estate Investment Trusts (Cost $121,247)		297,699	4.07%

MONEY MARKET FUNDS
241,433	SEI Daily Income Trust Government Fund CL F 0.76% **	241,433	3.30%
	(Cost $241,433)
Total Investment Securities		7,342,184	100.26%
	(Cost $4,625,757) ***
Liabilities in Excess of Other Assets		(18,766)	-0.26%
Net Assets		$7,323,418	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2017.
*** At June 30, 2017, tax basis cost of the Fund’s investments was $4,625,757 and the unrealized appre-
ciation and depreciation were $3,017,508 and ($301,081), respectively, with a net unrealized apprecia-
tion of $2,716,427.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 18

Paradigm Micro-Cap Fund
			Schedule of Investments
			June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
20,000	Ducommun Incorporated *	$631,600	1.34%
Communications Equipment, NEC
40,000	Vocera Communications, Inc. *	1,056,800	2.24%
Computer Communications Equipment
120,000	Black Box Corporation *	1,026,000
290,000	Extreme Networks, Inc. *	2,673,800
		3,699,800	7.83%
Computer Peripheral Equipment, NEC
356,645	RadiSys Corporation *	1,340,985	2.84%
Electronic Computers
22,000	Omnicell, Inc. *	948,200	2.01%
Footwear (No Rubber)
40,000	Caleres, Inc.	1,111,200	2.35%
Instruments For Measurement & Testing of Electricity & Electric Signals
150,000	Xcerra Corporation *	1,465,500	3.10%
Millwood, Veneer, Plywood, & Structural Wood Members
35,081	Ply Gem Holdings, Inc. *	629,704	1.33%
Motor Vehicle Parts & Accessories
70,000	Meritor, Inc. *	1,162,700	2.46%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
300,000	RTI Surgical, Inc. *	1,755,000	3.71%
Pharmaceutical Preparations
50,000	Nature's Sunshine Products	662,500	1.40%
Printed Circuit Boards
70,000	TTM Technologies, Inc. *	1,215,200	2.57%
Radio & TV Broadcasting & Communications Equipment
200,000	Mitel Networks Corporation * (Canada)	1,470,000	3.11%
Retail - Apparel & Accessory Stores
60,000	Citi Trends, Inc.	1,273,200
84,800	Francesca’s Holdings Corporation *	927,712
160,000	Tilly's, Inc. *	1,624,000
		3,824,912	8.09%
Retail - Catalog & Mail-Order Houses
120,000	PCM, Inc. *	2,250,000	4.76%
Retail - Shoe Stores
40,000	Boot Barn Holdings, Inc. *	283,200	0.60%
Retail - Women's Clothing Stores
439,100	New York & Company, Inc. *	605,958	1.28%
Semiconductors & Related Devices
120,000	EMCORE Corporation *	1,278,000
80,000	Finisar Corporation *	2,078,400
100,000	Ichor Holdings, Ltd. *	2,016,000
50,000	MaxLinear, Inc. - Class A *	1,394,500
200,000	Oclaro, Inc. *	1,868,000
		8,634,900	18.28%
Services - Computer Integrated Systems Design
120,000	Allscripts Healthcare Solutions, Inc. *	1,531,200
80,000	Quality Systems, Inc. *	1,376,800
		2,908,000	6.15%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		June 30, 2017 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Management Services
600,000	R1 RCM Inc. *	$2,250,000	4.76%
Services - Skilled Nursing Care Facilities
41,000	The Ensign Group, Inc.	892,570	1.89%
Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	812,160	1.72%
Surgical & Medical Instruments & Apparatus
50,000	MiMedx Group, Inc. *	748,500	1.58%
Telephone & Telegraph Apparatus
200,000	Shoretel, Inc. *	1,160,000	2.45%
Wholesale - Lumber & Other Construction Materials
200,000	Huttig Building Products, Inc. *	1,402,000	2.97%
Total for Common Stocks (Cost $34,264,596)		$42,921,389	90.82%

CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
	(Cost $0)

MONEY MARKET FUNDS
4,617,823	SEI Daily Income Trust Government Fund CL F 0.76% **	4,617,823	9.77%
	(Cost $4,617,823)
Total Investment Securities		47,539,212	100.59%
	(Cost $38,882,419) ***
Liabilities in Excess of Other Assets		(278,251)	-0.59%

Net Assets		$47,260,961	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2017.
*** At June 30, 2017, tax basis cost of the Fund’s investments was $38,882,419 and the unrealized appreciation and depreciation were $10,101,957 and ($1,445,164), respectively, with a net unrealized appreciation of $8,656,793.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash pay-
ments of between $0.50 and $1.00 if Synergetic’s ophthalmology business achieves certain revenue per-
formance milestones.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2017	Fund	Fund

Assets:
Investment Securities at Fair Value*	$59,896,553	$23,269,733
Cash	130	7,060
Receivable for Fund Shares Sold	31,962	-
Dividends Receivable	65,836	8,982
Interest Receivable	1,575	810
Total Assets	59,996,056	23,286,585
Liabilities:
Payable for Fund Shares Redeemed	5,693	-
Payable for Securities Purchased	60,851	158,786
Payable to Advisor	74,276	22,027
Total Liabilities	140,820	180,813
Net Assets	$59,855,236	$23,105,772
Net Assets Consist of:
Paid In Capital	$32,787,731	$18,779,961
Accumulated Net Investment Loss	(59,558)	(18,582)
Accumulated Undistributed Realized Gain on Investments - Net	5,301,122	743,774
Unrealized Appreciation in Value of Investment Securities - Net	21,825,941	3,600,619
Net Assets	$59,855,236	$23,105,772

Net Asset Value, Offering and Redemption Price (Note 2)	$50.43	$35.47

* Investments at Identified Cost	$38,070,612	$19,669,114

Shares Outstanding (Unlimited number of shares	1,186,954	651,372
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2017

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$386,518	$113,665
Interest	6,761	4,738
Total Investment Income	393,279	118,403
Expenses:
Investment Advisor Fees	551,798	178,676
Total Expenses	551,798	178,676
Less: Expenses Waived	(98,961)	(41,691)
Net Expenses	452,837	136,985

Net Investment Loss	(59,558)	(18,582)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	5,348,036	790,591
Net Change in Unrealized Appreciation on Investments	(2,423,431)	572,871
Net Realized and Unrealized Gain on Investments	2,924,605	1,363,462

Net Increase in Net Assets from Operations	$2,865,047	$1,344,880

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country’s tax rules and rates.

The accompanying notes are an integral part of these
financial statements.

2017 Semi-Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Opportunity	Micro-Cap
June 30, 2017	Fund	Fund

Assets:
Investment Securities at Fair Value*	$7,342,184	$47,539,212
Cash	-	21,122
Receivable for Fund Shares Sold	-	48,749
Receivable for Securities Sold	-	2,030,989
Dividends Receivable	1,155	18,943
Interest Receivable	163	1,205
Total Assets	7,343,502	49,660,220
Liabilities:
Payable for Securities Purchased	12,462	2,352,463
Payable to Advisor	7,622	46,796
Total Liabilities	20,084	2,399,259
Net Assets	$7,323,418	$47,260,961
Net Assets Consist of:
Paid In Capital	$4,723,466	$32,832,366
Accumulated Net Investment Loss	(1,444)	(207,767)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(115,031)	5,979,569
Unrealized Appreciation in Value of Investment Securities - Net	2,716,427	8,656,793
Net Assets	$7,323,418	$47,260,961

Net Asset Value, Offering and Redemption Price (Note 2)	$35.96	$34.42

* Investments at Identified Cost	$4,625,757	$38,882,419

Shares Outstanding (Unlimited number of shares	203,675	1,372,924
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2017

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$42,295	$56,174
Interest	1,021	5,737
Total Investment Income	43,316	61,911
Expenses:
Investment Advisor Fees	65,149	269,678
Total Expenses	65,149	269,678
Less: Expenses Waived	(20,389)	-
Net Expenses	44,760	269,678

Net Investment Loss	(1,444)	(207,767)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	73,440	5,978,727
Net Change in Unrealized Appreciation on Investments	(29,399)	108,435
Net Realized and Unrealized Gain on Investments	44,041	6,087,162

Net Increase in Net Assets from Operations	$42,597	$5,879,395

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country’s tax rules and rates.

The accompanying notes are an integral part of these
financial statements.

2017 Semi-Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2017	1/1/2016	1/1/2017	1/1/2016
	to	to	to	to
	6/30/2017	12/31/2016	6/30/2017	12/31/2016
From Operations:
Net Investment Loss	$(59,558)	$(34,217)	$(18,582)	$(11,491)
Net Realized Gain on Investments	5,348,036	3,302,080	790,591	167,631
Change in Net Unrealized Appreciation	(2,423,431)	5,946,334	572,871	1,605,144
Increase in Net Assets from Operations	2,865,047	9,214,197	1,344,880	1,761,284
From Distributions to Shareholders:
Net Investment Income	-	-	-	(3,424)
Net Realized Gain from Security Transactions	-	(2,927,866)	-	(165,344)
Total Distributions to Shareholders	-	(2,927,866)	-	(168,768)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,413,567	3,997,611	5,507,705	16,625,834
Proceeds from Redemption Fees (Note 2)	7,108	212	24,685	211
Shares Issued on Reinvestment of Dividends	-	2,812,610	-	166,931
Cost of Shares Redeemed	(6,526,515)	(17,931,904)	(6,640,575)	(915,039)
Net Increase (Decrease) from Shareholder Activity	(5,105,840)	(11,121,471)	(1,108,185)	15,877,937
Net Increase (Decrease) in Net Assets	(2,240,793)	(4,835,140)	236,695	17,470,453

Net Assets at Beginning of Period	62,096,029	66,931,169	22,869,077	5,398,624

Net Assets at End of Period	$59,855,236	$62,096,029	$23,105,772	$22,869,077

Accumulated Net Investment Loss	$(59,558)	$-	$(18,582)	$-

Share Transactions:
Issued	28,657	90,447	157,741	523,164
Reinvested	-	58,293	-	4,958
Redeemed	(132,632)	(413,801)	(189,320)	(30,738)
Net Increase (Decrease) in Shares	(103,975)	(265,061)	(31,579)	497,384
Shares Outstanding Beginning of Period	1,290,929	1,555,990	682,951	185,567
Shares Outstanding End of Period	1,186,954	1,290,929	651,372	682,951

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Micro-Cap Fund
	(Unaudited)		(Unaudited)
	1/1/2017	1/1/2016	1/1/2017	1/1/2016
	to	to	to	to
	6/30/2017	12/31/2016	6/30/2017	12/31/2016
From Operations:
Net Investment Loss	$(1,444)	$(4,664)	$(207,767)	$(300,246)
Net Realized Gain on Investments	73,440	53,024	5,978,727	2,286,331
Change in Net Unrealized Appreciation	(29,399)	807,613	108,435	9,440,597
Increase in Net Assets from Operations	42,597	855,973	5,879,395	11,426,682
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain from Security Transactions	-	-	-	(1,798,512)
Total Distributions to Shareholders	-	-	-	(1,798,512)
From Capital Share Transactions:
Proceeds From Sale of Shares	627,486	5,171	6,300,732	3,577,443
Proceeds from Redemption Fees (Note 2)	-	-	2,471	253
Shares Issued on Reinvestment of Dividends	-	-	-	1,796,975
Cost of Shares Redeemed	(45,395)	(181,798)	(16,591,536)	(5,727,837)
Net Increase (Decrease) from Shareholder Activity	582,091	(176,627)	(10,288,333)	(353,166)
Net Increase (Decrease) in Net Assets	624,688	679,346	(4,408,938)	9,275,004

Net Assets at Beginning of Period	6,698,730	6,019,384	51,669,899	42,394,895

Net Assets at End of Period	$7,323,418	$6,698,730	$47,260,961	$51,669,899

Accumulated Net Investment Loss	$(1,444)	$-	$(207,767)	$-

Share Transactions:
Issued	17,194	170	199,130	135,485
Reinvested	-	-	-	60,059
Redeemed	(1,256)	(5,747)	(554,944)	(209,844)
Net Increase (Decrease) in Shares	15,938	(5,577)	(355,814)	(14,300)
Shares Outstanding Beginning of Period	187,737	193,314	1,728,738	1,743,038
Shares Outstanding End of Period	203,675	187,737	1,372,924	1,728,738

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
	(Unaudited)
Selected data for a share outstanding	1/1/2017		1/1/2016		1/1/2015		1/1/2014		1/1/2013	1/1/2012
throughout the period:	to		to		to		to		to	to
	6/30/2017		12/31/2016		12/31/2015		12/31/2014		12/31/2013	12/31/2012
Net Asset Value - Beginning of Period	$48.10		$43.02		$48.33		$56.37		$56.47	$52.54
Net Investment Income (Loss) (a)	(0.05)		(0.02)		(0.02)		(0.05)		(0.19)	0.15
Net Gain on Securities (Realized and Unrealized)	2.37		7.46		0.74		1.50		12.45	4.01
Total from Investment Operations	2.32		7.44		0.72		1.45		12.26	4.16
Distributions (From Net Investment Income)	-		-		-		-		-	(0.16)
Distributions (From Capital Gains)	-		(2.36)		(6.03)		(9.49)		(12.37)	-
Distributions (From Return of Capital)	-		-		-		-		-	(0.07)
Total Distributions	-		(2.36)		(6.03)		(9.49)		(12.37)	(0.23)
Proceeds from Redemption Fee (Note 2)	0.01		-	+	-	+	-	+	0.01	-	+
Net Asset Value - End of Period	$50.43		$48.10		$43.02		$48.33		$56.37	$56.47
Total Return (b)	4.84%	*	17.29%		1.35%		2.44%		21.82%	7.93%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$59,855		$62,096		$66,931		$96,162		$133,113	$244,606
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.83%	**	2.00%		2.00%		1.97%		1.91%	1.84%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%	**	1.50%		1.50%		1.50%		1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.20)%	**	(0.06)%		(0.05)%		(0.09)%		(0.31)%	0.26%
Portfolio Turnover Rate	15.79%	*	12.68%		14.35%		31.47%		48.01%	62.22%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2017		1/1/2016		1/1/2015		1/1/2014		1/1/2013		1/1/2012
	to		to		to		to		to		to
	6/30/2017		12/31/2016		12/31/2015		12/31/2014		12/31/2013		12/31/2012
Net Asset Value - Beginning of Period	$33.49		$29.09		$32.20		$37.05		$32.50		$30.24
Net Investment Income (Loss) (a)	(0.03)		(0.04)		0.07		-	+	0.06		0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	1.97		4.69		(0.45)		2.98		9.29		2.49
Total from Investment Operations	1.94		4.65		(0.38)		2.98		9.35		2.73
Distributions (From Net Investment Income)	-		(0.01)		(0.05)		-		(0.05)		(0.28)
Distributions (From Capital Gains)	-		(0.24)		(2.68)		(7.83)		(4.75)		(0.19)
Total Distributions	-		(0.25)		(2.73)		(7.83)		(4.80)		(0.47)
Proceeds from Redemption Fee (Note 2)	0.04		-	+	-	+	-		-	+	-	+

Net Asset Value - End of Period	$35.47		$33.49		$29.09		$32.20		$37.05		$32.50
Total Return (b)	5.91%	*	15.98%		(1.26)%		7.86%		28.83%		9.07%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,106		$22,869		$5,399		$6,537		$8,181		$9,462

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%		1.50%		1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%	**	1.15%		1.15%		1.15%		1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.16)%	**	(0.14)%		0.21%		0.00%	+	0.16%		0.73%

Portfolio Turnover Rate	16.62%	*	31.47%		19.57%		36.25%		46.80%		86.71%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005/0.005% .

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2017		1/1/2016	1/1/2015		1/1/2014		1/1/2013	1/1/2012
	to		to	to		to		to	to
	6/30/2017		12/31/2016	12/31/2015		12/31/2014		12/31/2013	12/31/2012
Net Asset Value - Beginning of Period	$35.68		$31.14	$32.70		$31.25		$26.44	$25.04
Net Investment Loss (a)	(0.01)		(0.02)	(0.06)		(0.05)		(0.08)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.29		4.56	(1.50)		3.27		6.82	1.71
Total from Investment Operations	0.28		4.54	(1.56)		3.22		6.74	1.68
Distributions (From Net Investment Income)	-		-	-		-		-	-
Distributions (From Capital Gains)	-		-	-	+	(1.77)		(1.93)	(0.28)
Distributions (From Return of Capital)	-		-	-		-		-	-	+
Total Distributions	-		-	-		(1.77)		(1.93)	(0.28)
Proceeds from Redemption Fee (Note 2)	-		-	-	+	-	+	-	-
Net Asset Value - End of Period	$35.96		$35.68	$31.14		$32.70		$31.25	$26.44
Total Return (b)	0.78%	*	14.58%	(4.76)%		10.28%		25.54%	6.72%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,323		$6,699	$6,019		$6,694		$6,036	$4,807
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.82%	**	2.00%	2.00%		2.00%		2.00%	2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%	**	1.25%	1.25%		1.25%		1.25%	1.33%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.04)%	**	(0.08)%	(0.19)%		(0.15)%		(0.28)%	(0.10)%
Portfolio Turnover Rate	4.65%	*	10.65%	16.21%		7.59%		44.00%	61.11%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2017		1/1/2016		1/1/2015	1/1/2014	1/1/2013	1/1/2012
	to		to		to	to	to	to
	6/30/2017		12/31/2016		12/31/2015	12/31/2014	12/31/2013	12/31/2012
Net Asset Value - Beginning of Period	$29.89		$24.32		$27.39	$30.35	$23.24	$21.01
Net Investment Income (Loss) (a)	(0.15)		(0.18)		(0.11)	(0.17)	(0.06)	0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	4.68		6.83		(2.64)	0.74	9.69	2.23
Total from Investment Operations	4.53		6.65		(2.75)	0.57	9.63	2.32
Distributions (From Net Investment Income)	-		-		-	-	-	(0.09)
Distributions (From Capital Gains)	-		(1.08)		(0.32)	(3.53)	(2.52)	-
Total Distributions	-		(1.08)		(0.32)	(3.53)	(2.52)	(0.09)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	-	-	-	+
Net Asset Value - End of Period	$34.42		$29.89		$24.32	$27.39	$30.35	$23.24
Total Return (b)	15.16%	*	27.33%		(10.05)%	1.81%	41.41%	11.06%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$47,261		$51,670		$42,395	$26,100	$27,210	$17,598
Ratio of Expenses to Average Net Assets	1.25%	**	1.25%		1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.96)%	**	(0.67)%		(0.41)%	(0.58)%	(0.21)%	0.38%
Portfolio Turnover Rate	70.70%	*	88.88%		70.95%	101.19%	70.07%	60.47%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2017 Semi-Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
June 30, 2017
(UNAUDITED)

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) and Paradigm Opportunity Fund (“Opportunity”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of Micro-Cap was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor (defined below) believed had the potential for capital appreciation. Value, Select, Opportunity and Micro-Cap are all diversified funds. The advisor to Value, Select, Opportunity and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended June 30, 2017 proceeds from redemption fees were $7,108, $24,685, $0 and $2,471 for Value, Select, Opportunity and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the

2017 Semi-Annual Report 27

Notes to Financial Statements (Unaudited) - continued

Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the the six month period ended June 30, 2017, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, real estate investment trusts and contingent value rights) Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted

2017 Semi-Annual Report 28

Notes to Financial Statements (Unaudited) - continued

sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of June 30, 2017:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$52,982,690	$ -	$ -	$52,982,690
Real Estate Investment Trusts	4,485,067	-	-	4,485,067
Money Market Funds	2,428,796	-	-	2,428,796
Total	$59,896,553	$ -	$ -	$59,896,553

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,314,403	$ -	$ -	$21,314,403
Real Estate Investment Trusts	547,976	-	-	547,976
Money Market Funds	1,407,354	-	-	1,407,354
Total	$23,269,733	$ -	$ -	$23,269,733

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,803,052	$ -	$ -	$6,803,052
Real Estate Investment Trusts	297,699	-	-	297,699
Money Market Funds	241,433	-	-	241,433
Total	$7,342,184	$ -	$ -	$7,342,184

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$42,921,389	$ -	$ -	$42,921,389
Contingent Value Rights	-	-	-	-
Money Market Funds	4,617,823	-	-	4,617,823
Total	$47,539,212	$ -	$ -	$47,539,212

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended June 30, 2017. There were no transfers into or out of the levels during the six month period ended June 30, 2017. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2017.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor

2017 Semi-Annual Report 29

Notes to Financial Statements (Unaudited) - continued

manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940 (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50% of the average daily net assets from Select and 1.25% of the average daily net assets from Micro-Cap. Effective May 1, 2017 the Advisor contractually reduced the management fee for Opportunity to 1.50% of the average daily net assets. Prior to May 1, 2017, Opportunity’s management fee was 2.00% of the average daily net assets. Effective May 1, 2017 the Advisor contractually reduced Value’s management fee to 1.50% . Prior to May 1, 2017, Value payed the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. As a result of the above calculations, for the six month period ended June 30, 2017, the Advisor earned management fees (before the waivers described below) totaling $551,798, $178,676, $65,149 and $269,678 for Value, Select, Opportunity, and Micro-Cap, respectively. At June 30, 2017, $74,276, $22,027, $7,622 and $46,796 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Select and Opportunity to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% and 1.25%, respectively, of daily net assets through April 30, 2018. The Advisor had contractually agreed to waive management fees and/or reimburse Value to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.50% of daily net assets through April 30, 2017. The Advisor waived $98,961, $41,691 and $20,389 for the six month period ended June 30, 2017 for Value, Select and Opportunity, respectively. There is no recapture provision to these waivers.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $4,000, for a total of $20,000, in Trustees fees for the six month period ended June 30, 2017 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Opportunity	Micro-Cap
Purchases	$9,235,596	$3,708,891	$1,028,628	$29,349,974
Sales	$14,354,993	$4,375,668	$317,566	$42,284,526

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2017, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 37.55% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 83.43%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 87.07%, of Opportunity, and therefore may be deemed to control Opportunity. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 83.76% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

2017 Semi-Annual Report 30

Notes to Financial Statements (Unaudited) - continued

8.) TAX MATTERS
For federal income tax purposes, at June 30, 2017 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$38,070,612	$19,669,114	$4,625,757	$38,882,419

Gross Unrealized Appreciation	$23,863,198	$4,594,922	$3,017,508	$10,101,957
Gross Unrealized Depreciation	($2,037,257)	($994,303)	($301,081)	($1,445,164)
Net Unrealized Appreciation
(Depreciation) on Investments	$21,825,941	$3,600,619	$2,716,427	$8,656,793

The tax character of distributions paid during the six month period ended June 30, 2017 and the fiscal year ended December 31, 2016 were as follows:

	Six Months Ended	Fiscal Year Ended
	June 30, 2017	December 31, 2016
PARADIGM VALUE FUND
Ordinary Income	$ -	$ 1,242,103
Long-term Capital Gain	-	1,685,763
	$ -	$ 2,927,866

PARADIGM SELECT FUND
Ordinary Income	$ -	$ 138,692
Long-term Capital Gain	-	30,076
	$ -	$ 168,768

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ -	$ -
Long-term Capital Gain	-	-
	$ -	$ -
PARADIGM MICRO-CAP FUND
Ordinary Income	$ -	$ 1,798,512
Long-term Capital Gain	-	-
	$ -	$ 1,798,512

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2017 Semi-Annual Report 31

This page was intentionally left blank.

2017 Semi-Annual Report 32

DISCLOSURE OF EXPENSES
(Unaudited)

     The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on January 1, 2017 and held through June 30, 2017.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2017
	January 1, 2017	June 30, 2017	to June 30, 2017

Actual	$1,000.00	$1,048.44	$7.62

Hypothetical	$1,000.00	$1,017.36	$7.50
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2017
	January 1, 2017	June 30, 2017	to June 30, 2017

Actual	$1,000.00	$1,059.12	$5.87

Hypothetical	$1,000.00	$1,019.09	$5.76
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2017 Semi-Annual Report 33

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2017
	January 1, 2017	June 30, 2017	to June 30, 2017

Actual	$1,000.00	$1,007.85	$6.22

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2017
	January 1, 2017	June 30, 2017	to June 30, 2017

Actual	$1,000.00	$1,151.56	$6.67

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2017 Semi-Annual Report 34

ADDITIONAL INFORMATION
June 30, 2017
(Unaudited)

APPROVAL AND RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Trustees held on February 27, 2017 (the “Meeting”) the Board of Trustees (the “Trustees” or the “Board”) considered the continuance of the Management Agreements (the “Agreements” or “Management Agreements”) with Paradigm Funds Advisor LLC (the “Advisor”) for the Paradigm Value Fund (“Value Fund”), the Paradigm Select Fund (“Select Fund”), the Paradigm Opportunity Fund (“Opportunity Fund”), and the Paradigm Micro-Cap Fund (“Micro-Cap Fund”) (each a “Fund”, or collectively, the “Funds”). Legal counsel reviewed a memorandum provided by Thompson Hine LLP outlining the duties of mutual fund trustees with respect to the renewal of investment advisory contracts, and explained that, in consideration of the continuance of the management agreements, the Board should review as much information as is reasonably necessary to evaluate the terms of the contracts and determine whether each is fair to each Fund and its shareholders. Legal counsel also explained that the Advisor had provided information to the Trustees for evaluation of the continuance of the Agreements.

In renewing the Agreements, the Board of Trustees received materials from the Advisor (the “Report”) addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended December 31, 2016. The Report also included comparative performance information for comparable major indexes, each Fund’s Morningstar category average, and other accounts managed by the Advisor.

The Trustees discussed the outperformance and underperformance in relation to the Peer Group average, the Morningstar category average and the comparative index for certain periods for each Fund, as detailed in the Report. They focused their discussions and inquiries of the Advisor on periods during which a Fund materially underperformed any of the benchmarks.

The Trustees noted that when considering the performance of the Funds, they took into account the importance of the Advisor’s sector allocations. The Trustees stated that they are confident with the Advisor’s investment management process. The Trustees noted the Advisor’s explanations for the performance of the Funds and concluded, after careful review of the investment process and further discussion with the portfolio managers, that each Fund’s performance was either consistent with performance expectations, or that the Advisor was taking appropriate steps to address performance matters where necessary. The Trustees indicated that they would continue to monitor performance on a going forward basis.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor’s experience and capabilities. They discussed the information provided regarding operational matters such as the Advisor’s research and investment personnel. They also discussed the portfolio managers’ backgrounds and investment management experience. They reviewed the Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreements. The Trustees reviewed the Fund’s recent SEC examination letter and response letter, and were satisfied with the Advisor’s response. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with the Board’s expectations, and that the quality of services, particularly those provided by the portfolio managers, was acceptable. The Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees received by the Advisor under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund pays a unitary management fee under which the Advisor provides advisory services and certain administrative and governance functions, and pays Fund expenses. As a result, in addition to reviewing the management fees, the Trustees agreed that comparison of each Fund’s expense ratio to the total operating expense ratios of comparable funds was most relevant to the Board deliberations. The Trustees noted that, while the fees may be higher, in some cases, than the peer group averages and/or the Morningstar category averages in each case, they appeared reasonable when compared to

2017 Semi-Annual Report 35

Additional Information (Unaudited) - continued

the benchmarks’ range of fees. The Board noted that while the Advisor does not manage any other accounts, Paradigm Capital Management, Inc., an affiliate of the Advisor, provided services to hedge funds for which it receives an annual fee of between 0.75% and 1.00% plus a performance fee; institutional accounts for which it receives fees ranging from 0.55% - 1.00%; and separately managed accounts for high net-worth clients for which it receives fees ranging from 0.75% - 1.50% . The Trustees concluded that the management fees paid with respect to the Funds were reasonable. The Trustees discussed the management fees for the Value Fund and the Opportunity Fund and agreed with the representatives of the Advisor that, while currently reasonable, a fee reduction to an annual rate of 1.50% of the average value of each Fund’s daily net assets would enhance the marketability of the Funds and benefit shareholders. The Board and the Advisor mutually agreed to reduce the fees effective May 1, 2017.

As for the profits realized by the Advisor, the Trustees reviewed a profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, the total revenue derived by the Advisor from each Fund and the pre-tax operating margin of each Fund for the calendar year ended December 31, 2016, and they noted that the Advisor reported having realized a loss with respect to the Select Fund and Opportunity Fund. The Trustees also reviewed a broad industry analysis of mutual fund profitability prepared by an independent third party, which showed the operating margins realized by the Advisor were well within the range reported in the analysis. The Trustees concluded that the Advisor was not excessively profitable from its relationship with any of the Funds.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale have been realized with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Advisor had contractually agreed to waive management fees and reimburse expenses for certain Funds at specific level, thereby benefiting shareholders. The Trustees agreed that, at current asset levels, further fee concessions were not justified.

In considering the continuance of the Management Agreements between the Trust and the Advisor, the disinterested Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund’s surrounding circumstances. Additionally, as part of its deliberations, the Trustees also considered and relied upon the information about the Funds that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations. Next, the disinterested Trustees met in executive session to discuss the continuation of the Agreements. The officers of the Trust were excused during this discussion. Upon the return of the other Meeting participants, the Trustees conveyed their consensus, including the disinterested Trustees, that renewal of the Management Agreements was in the best interests of each Fund and its shareholders.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

     The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES
(Unaudited)

     Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s web site at http://www.sec.gov.

     Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the SEC’s web site at http://www.sec.gov.

2017 Semi-Annual Report 36

Additional Information (Unaudited) - continued

ADDITIONAL INFORMATION

     You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2017 Semi-Annual Report 37

This page was intentionally left blank.

2017 Semi-Annual Report 38

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
Richard Koskey
William P. Phelan
George Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 8-23-2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 8-23-2017

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 8/23/2017